ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of analysis of other comprehensive income by item [abstract]
Disclosure of accumulated other comprehensive income (loss)

(a)	Attributable to Limited Partners

(US$ MILLIONS)	Foreign currency translation	FVOCI	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2020	$(169)	$11	$(60)	$(218)
Other comprehensive income (loss)	(127)	6	22	(99)
Ownership change	—	1	—	1
Balance as at June 30, 2020	$(296)	$18	$(38)	$(316)
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(1)	Represents net investment hedges, cash flow hedges and other reserves.

(US$ MILLIONS)	Foreign currency translation	FVOCI	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2019	$(182)	$9	$(13)	$(186)
Other comprehensive income (loss)	15	2	(16)	1
Balance as at June 30, 2019	$(167)	$11	$(29)	$(185)
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(1)	Represents net investment hedges, cash flow hedges and other reserves.

(b)	Attributable to Non-controlling interests — Redemption-Exchange Units held by Brookfield Asset Management Inc.

(US$ MILLIONS)	Foreign currency translation	FVOCI	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2020	$(221)	$9	$(52)	$(264)
Other comprehensive income (loss)	(110)	6	19	(85)
Balance as at June 30, 2020	$(331)	$15	$(33)	$(349)
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(1)	Represents net investment hedges, cash flow hedges and other reserves.

(US$ MILLIONS)	Foreign currency translation	FVOCI	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2019	$(232)	$7	$(10)	$(235)
Other comprehensive income (loss)	14	2	(15)	1
Balance as at June 30, 2019	$(218)	$9	$(25)	$(234)
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(1)	Represents net investment hedges, cash flow hedges and other reserves.